Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Line Items]
Issuance shares	$ 1,875
Vested percentage	25.00%
Fair value graned percentage	100.00%
Intrinsic value of options	$ 9,458	$ 35,859
Expected dividend yield	0.00%	0.00%
Stock based compensation expense	$ 96,896	$ 381,070
Unamortized stock-based compensation		79,526
Weighted average period	1 year 18 days
Fair value per share (in Dollars per share)	$ 0.5
Common Stock [Member]
Stock-Based Compensation [Line Items]
Issuance shares	$ 4,888,402
Research and Development Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense	91,664	294,164
General and Administrative Expense [Member]
Stock-Based Compensation [Line Items]
Stock based compensation expense	$ 5,232	$ 86,906